Label	Element	Value
Additional Paid-in Capital [Member]
Stock Issued During Period, Value, Issued for Services	us-gaap_StockIssuedDuringPeriodValueIssuedForServices	$ 24,367	[1]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	0
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	0
Retained Earnings [Member]
Stock Issued During Period, Value, Issued for Services	us-gaap_StockIssuedDuringPeriodValueIssuedForServices	0	[1]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	0
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	(5,000)
Common Class B [Member] | Common Stock [Member]
Stock Issued During Period, Value, Issued for Services	us-gaap_StockIssuedDuringPeriodValueIssuedForServices	633	[1]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	$ 0
Stock Issued During Period, Shares, Issued for Services	us-gaap_StockIssuedDuringPeriodSharesIssuedForServices	6,325,000	[1]
Shares, Outstanding	us-gaap_SharesOutstanding	0
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	$ 0

[1]	Included an aggregate of up to 825,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 14, 2021, the Company effected a share capitalization of 575,000 shares and, as a result, there are 6,325,000 founder shares issued and outstanding. All share and per share amounts have been retroactively restated to reflect the share capitalization (see Note 3).